Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of royalty and streaming interest by geographical area

	December 31,	December 31,
	2025	2024
Pacific Ocean	$14,081,250	$14,081,250
Total royalty and streaming interests	$14,081,250	$14,081,250

Schedule of segment

	December 31,	December 31,
	2025	2024
Gross profit	$—	$—
General and administrative expenses	(6,067,900)	(870,750)
Share-based compensation expenses	(640,207)	(338,229)
Interest income	244,467	57,906
Loss from continuing operations before recovery of income taxes	$(6,463,640)	$(1,151,073)